Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of Basic and diluted earnings per share (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 1,096,452,084	$ 1,059,973,270	$ 938,272,885
Class A ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 299,742,816	$ 249,206,548	$ 69,906,757
Denominator:
Weighted average number of shares outstanding—basic	62,327,851	57,474,495	16,112,737
Basic earnings per share	$ 4.81	$ 4.34	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 299,742,816	$ 248,629,790	$ 69,906,757
Denominator:
Weighted average number of ordinary shares outstanding—diluted	62,327,851	58,966,142	16,117,254
Diluted earnings per share	$ 4.81	$ 4.22	$ 4.34
Class B ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 796,709,268	$ 810,766,722	$ 868,366,128
Denominator:
Weighted average number of shares outstanding—basic	165,665,944	186,987,093	200,148,822
Basic earnings per share	$ 4.81	$ 4.34	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 796,709,268	$ 810,766,722	$ 868,366,128
Denominator:
Weighted average number of ordinary shares outstanding—diluted	165,665,944	186,987,093	200,204,936
Diluted earnings per share	$ 4.81	$ 4.34	$ 4.34